Segment Information - Schedule of Segment Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 147,212	$ 114,348	$ 79,523
Total Adjusted EBITDA	(80,380)	(46,471)	(35,261)
Operating Income (Loss) [Abstract]
Consolidated net loss	(126,247)	(67,159)	(43,910)
Consolidated net loss	(123,075)	(59,817)	(43,705)
Income tax expense (benefit)	231	48	19
Depreciation and amortization	12,817	7,504	3,790
Change in fair value of warrants	(12,127)	661	0
Merger transaction costs	3,994	0	4,010
Loss on extinguishment of debt	(11,742)	0	0
Impairment of goodwill	0	4,832	0
Total Adjusted EBITDA	(80,380)	(46,471)	(35,261)
Operating Segments | Ingredients
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	90,654	58,566	49,193
Total Adjusted EBITDA	(29,592)	(7,999)	2,239
Operating Income (Loss) [Abstract]
Total Adjusted EBITDA	(29,592)	(7,999)	2,239
Operating Segments | Fresh
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	56,266	55,278	28,573
Total Adjusted EBITDA	(3,069)	218	(1,253)
Operating Income (Loss) [Abstract]
Total Adjusted EBITDA	(3,069)	218	(1,253)
Unallocated and other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	292	504	1,757
Total Adjusted EBITDA	(47,719)	(38,690)	(36,247)
Operating Income (Loss) [Abstract]
Interest expense, net	4,490	6,708	195
Income tax expense (benefit)	231	48	19
Depreciation and amortization	12,817	7,504	3,790
Stock-based compensation	7,183	1,010	644
Change in fair value of warrants	(12,127)	661
Other non-recurring costs, including acquisition costs	3,994	(75)	4,001
Employee retention credit	(2,226)
Merger transaction costs	11,693
Non-recurring public company readiness costs	5,265
Loss on extinguishment of debt	11,742
South America seed production costs	2,805
Impairment of goodwill		4,832
Total Adjusted EBITDA	$ (47,719)	$ (38,690)	$ (36,247)